ACCRUED AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Jan. 27, 2023	Dec. 31, 2023	Dec. 31, 2022
ACCRUED AND OTHER LIABILITIES
Accrued payroll and welfare		$ 635	$ 866
Payable for purchase of equipment and services			391
Receipt in advance			10
Amounts due to students		268	837
Deferred revenue		544	754
Loan from third parties			707
Others		21	172
Total		$ 1,468	$ 3,737
Sundry Management, LLC
ACCRUED AND OTHER LIABILITIES
Term of line of credit (in years)	1 year